SHAREHOLDERS' EQUITY (Summary Of Stock Options And RSUs Granted) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Number of options
Outstanding at beginning of year	5,699,012
Granted	3,094,774
Exercised	(125,000)
Forfeited or expired	(2,203,004)
Outstanding at end of year	6,465,782
Options exercisable at end of the year	3,199,883
Vested and expected to vest	5,512,842
Weighted average exercise price
Outstanding at beginning of year | $ / shares	$ 7.46
Granted | $ / shares	1.19
Exercised | $ / shares	1.03
Forfeited or expired | $ / shares	6.78
Outstanding at end of year | $ / shares	4.81
Options exercisable at end of the year | $ / shares	8.14
Vested and expected to vest | $ / shares	$ 5.41
Weighted-average remaining contractual term
Outstanding at end of year	4 years 9 months 4 days
Options exercisable at end of the year	4 years 1 month 17 days
Vested and expected to vest	4 years 7 months 28 days
Aggregate intrinsic value
Outstanding at end of the year | $	$ 88
Options exercisable at end of the year | $	5
Vested and expected to vest | $	$ 64
Restricted Stock Units R S U [Member]
Number of options
Outstanding at beginning of year	654,306
Granted
Exercised	(380,998)
Forfeited or expired	(173,859)
Outstanding at end of year	99,449
Vested and expected to vest	81,691
Aggregate intrinsic value
Outstanding at end of the year | $	$ 120
Vested and expected to vest | $	$ 99